Virtus KAR Long/Short Equity Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated March 31, 2022, to the Summary Prospectus and the

Virtus Alternative Solutions Trust Statutory Prospectus, each dated February 28, 2022

Important Notice to Investors

Effective March 31, 2022, Julie Biel, CFA, is hereby added as a portfolio manager of Virtus KAR Long/Short Equity Fund (the “Fund”).

The following disclosure is hereby added under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus:

> Julie Biel, CFA, Portfolio Manager and Senior Research Analyst at KAR. Ms. Biel has served as a Portfolio Manager of the fund since March 2022.

In the Management of the Funds section under “Portfolio Management” on page 23 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “KAR” is hereby replaced with the following:

Virtus KAR Long/Short Equity Fund	Julie Biel, CFA (since March 2022) Chris Wright, CFA (since the fund’s inception in December 2018)

 The portfolio manager biographies under the referenced table are hereby amended by adding the following for Julie Biel:

Julie Biel, CFA. Ms. Biel is a Portfolio Manager and Senior Research Analyst at KAR, with primary research responsibilities for the small- and mid-capitalization technology sector. Before joining KAR in 2013, Ms. Biel worked as an Equity Research Associate at Imperial Capital and before that was an as an Equity Research Associate at Merrill Lynch. She has 13 years of equity research experience.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, remains unchanged.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034 KAR Long/Short Equity PM Change (3/2022)

Virtus KAR Long/Short Equity Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated March 31, 2022, to the Virtus Alternative Solutions Trust

Statement of Additional Information (“SAI”) dated February 28, 2022

Important Notice to Investors

Effective March 31, 2022, Julie Biel, CFA, is hereby added as a portfolio manager of Virtus KAR Long/Short Equity Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” on page 94 of the SAI is hereby amended by adding Ms. Biel in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table on page 95 of the SAI is hereby amended by adding a row to reflect the following information for Ms. Biel and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Julie Biel*	2	$324 million	0	N/A	124	$183 million
*	As of February 28, 2022

The disclosure in the table under “Portfolio Manager Fund Ownership” on page 96 of the SAI is hereby amended by adding a row to reflect the following information for Ms. Biel and an associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Financial Exposure through Similar Strategies
Julie Biel*	Long/Short Equity Fund	None	None
*	As of February 28, 2022. Ms. Biel became Portfolio Manager of the Long/Short Equity Fund effective March 31, 2022.

Investors should retain this supplement with the SAI for future reference.

VAST 8034B KAR Long/Short Equity PM Change (3/2022)